Investment property (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Summary of Investment Property
(a)
This caption is made up as follows:

	2025	2024	Acquisition or construction year	Valuation methodology (f) 2025 / 2024
	S/(000)	S/(000)
Land (i)
San Isidro – Lima	282,247	279,775	2009	Appraisal
Pardo (Vivanda) (d)	127,278	68,200	2021	Appraisal / Cost
San Martín de Porres – Lima	86,084	80,389	2015	Appraisal
Nuevo Chimbote	38,133	37,382	2021	Appraisal
Ate Vitarte – Lima	33,621	32,195	2006	Appraisal
Santa Clara – Lima	28,907	28,613	2017	Appraisal
Others	34,456	33,982	-	Appraisal / Cost
	630,726	560,536
Completed investment property - “Real Plaza” shopping malls (i)
Talara	27,063	26,720	2015	DCF
Buildings (i)
Orquídeas - San Isidro - Lima, Note 3.4(o)	160,093	150,718	2017	DCF
Ate Vitarte – Lima	155,275	133,768	2006	DCF
Chorrillos – Lima	110,166	95,849	2017	DCF
Piura	105,108	94,907	2020	DCF
Paseo del Bosque	100,392	100,023	2021	DCF
Chimbote	55,577	48,690	2015	DCF
Maestro – Huancayo	40,309	35,004	2017	DCF
Cuzco	35,895	29,843	2017	DCF
Panorama – Lima	25,886	22,474	2016	DCF
Others	94,125	83,256	-	DCF / Appraisal
	882,826	794,532

Total	1,540,615	1,381,788

DCF: Discounted cash flow

(i) Investment property portfolio has been classified by the Group as Level 3. During 2025 and 2024, there were no transfers between levels of hierarchy, see Note 3.4(w).

(ii) As of December 31, 2025 and 2024, there are no liens on investment property.

Summary of Gain on Investment Properties
(b)
The net gain on investment properties as of December 31, 2025, 2024 and 2023, consists of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Gain on valuation of investment property	101,104	60,260	7,111
Income from rental of investment property	81,484	71,080	65,961
Loss on sale (e)	-	(3,176)	-
Total	182,588	128,164	73,072

Summary of Movement of Investment Property
(c)
The movement of investment property for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,381,788	1,298,892	1,287,717
Additions (d)	62,723	61,812	16,903
Sales (e)	-	(39,176)	-
Valuation gain	101,104	60,260	7,111
Net transfers, Note 3.4(n)	(5,000)	-	(12,839)
End of year balances	1,540,615	1,381,788	1,298,892

Summary of Average Price of Land	Following are the minimum ranges, maximum ranges and the average price for the main lands, before any adjustment:

	Minimum range	Maximum range	Average
	US$ per m2	US$ per m2	US$ per m2
San Isidro – Lima	4,505	8,098	5,722
Miraflores – Lima	4,540	5,318	5,041
San Martin de Porres – Lima	1,247	1,561	1,402
Ate Vitarte - Lima	1,200	1,648	1,428

Summary of Assumptions Used in Valuation of Investment Property

The main assumptions used in the valuation and estimation of the market value of investment property are detailed below:

	US$ / Percentage
	2025	2024
Average ERV	US$164.9	US$144.3
Long-term inflation	2.7%	3.0%
Long-term occupancy rate	97.5%	97.5%
Average growth rate of rental income	2.4%	2.5%
Average NOI margin	94.4%	93.6%
Discount rate	8.4%	9.3%

Summary of Sensitivity Analysis in Valuation of Investment Property

The sensitivity analysis on the valuation of investment property, against changes in factors deemed relevant by Management, is presented below:

		2025	2024
		S/(000)	S/(000)
Average growth rate of rental income (basis) -
Increase	+0.25%	22,842	3,839
Decrease	-0.25%	(21,966)	(3,837)
Long-term inflation (basis) -
Increase	+0.25%	20,633	15,836
Decrease	-0.25%	(19,874)	(15,404)
Discount rate (basis) -
Increase	+0.5%	(70,400)	(56,868)
Decrease	-0.5%	83,611	66,193

Summary of Future Minimum Fixed Rental Income
(g)
Below are the nominal amounts of the future minimum fixed rental income of the Group’s investment property (operating leases):

	2025	2024
Year	S/(000)	S/(000)
Within 1 year	73,351	72,831
After 1 year but not more than 5 years	221,826	249,668
Over 5 years	653,610	750,179
Total	948,787	1,072,678